Parent Entity Information - Statement of Comprehensive Income (Loss) of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (32,210,826)	$ (29,902,624)	$ (13,468,232)
Total comprehensive loss	(33,133,153)	(30,483,032)	(13,368,275)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(30,284,020)	(29,227,163)	(13,482,664)
Total comprehensive loss	$ (30,284,020)	$ (29,227,163)	$ (13,482,664)